Summary of Significant Accounting Policies - Supplemental Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Operating cash flows used in operating leases	$ 101,605	$ 93,645	$ 392,987	$ 360,088	$ 338,059
Operating cash flows used in financing leases (interest)	4,678	4,975	19,808	19,942	21,031
Financing cash flows used in financing leases	10,362	12,441	46,118	47,829	58,033
Operating lease modifications and reassessments	23,767	31,994	144,310	143,382	108,023
New operating leases (including acquisitions and sale-leaseback transactions)	$ 125,902	$ 48,200	$ 282,490	$ 370,011	$ 170,464